Financial Instruments - Summary of Amounts that have been Offset and Amounts that are Available for Offset (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	₨ 542,843.7	$ 6,606.3	₨ 561,097.4
Gross amount recognized as set off in the balance sheet, Financial assets	(28,159.5)	(342.7)	(15,725.3)
Net amount presented in the balance sheet, Financial assets	514,684.2	6,263.7	545,372.1
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(20,555.7)	(250.2)	(28,168.9)
Net amount after offsetting, Financial assets	494,128.5	6,013.5	517,203.2
Gross amount recognized, Financial liabilities	977,934.6	11,901.4	856,569.7
Gross amount recognized as set off in the balance sheet, Financial liabilities	(28,159.5)	(342.7)	(15,725.3)
Gross amount recognized as set off in the balance sheet, Financial liabilities	949,775.1	11,558.7	840,844.4
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(20,555.7)	(250.2)	(28,168.9)
Net amount after offsetting, Financial liabilities	929,219.4	$ 11,308.5	812,675.5
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	38,435.0		39,360.8
Net amount presented in the balance sheet, Financial assets	38,435.0		39,360.8
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(20,555.7)		(28,168.9)
Net amount after offsetting, Financial assets	17,879.3		11,191.9
Gross amount recognized, Financial liabilities	97,663.3		78,589.6
Gross amount recognized as set off in the balance sheet, Financial liabilities	97,663.3		78,589.6
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(20,555.7)		(28,168.9)
Net amount after offsetting, Financial liabilities	77,107.6		50,420.7
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	161,552.0		124,437.6
Gross amount recognized as set off in the balance sheet, Financial assets	(4,172.3)		(16.4)
Net amount presented in the balance sheet, Financial assets	157,379.7		124,421.2
Net amount after offsetting, Financial assets	157,379.7		124,421.2
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	342,856.7		397,299.0
Gross amount recognized as set off in the balance sheet, Financial assets	(23,987.2)		(15,708.9)
Net amount presented in the balance sheet, Financial assets	318,869.5		381,590.1
Net amount after offsetting, Financial assets	318,869.5		381,590.1
Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	764,562.0		649,469.2
Gross amount recognized as set off in the balance sheet, Financial liabilities	(4,172.3)		(16.4)
Gross amount recognized as set off in the balance sheet, Financial liabilities	760,389.7		649,452.8
Net amount after offsetting, Financial liabilities	760,389.7		649,452.8
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities	115,709.3		128,510.9
Gross amount recognized as set off in the balance sheet, Financial liabilities	(23,987.2)		(15,708.9)
Gross amount recognized as set off in the balance sheet, Financial liabilities	91,722.1		112,802.0
Net amount after offsetting, Financial liabilities	₨ 91,722.1		₨ 112,802.0